Accrued Expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses and other current liabilities
Schedule of accrued Expenses and other current liabilities

	As of December 31,
	2012	2013
	$	$
Accrued advertising expense	6,442,327	15,062,381
Accrued shipping and handling expenses	16,979,115	54,614,837
Accrued payroll	8,049,376	21,224,480
Social benefit provision	2,189,601	2,954,756
Deposits from delivery service providers	3,730,277	10,311,553
Other tax payable	8,823,374	29,091,190
Income tax payable	690,410	15,341,849
Accrued rental expenses	1,580,588	3,557,804
Accrued administrative expenses	2,028,619	8,679,322
Amounts received on behalf of third-party merchants (Note)	—	34,720,189
Others	2,162,756	769,158

Total	52,676,443	196,327,519

Note: Amounts relate to the cash collected on behalf of third-party merchants which the Company provides platform access for sales of their products.